SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful life of lease agreements

Favorable lease agreements acquired before the adoption of ASC 842	Remaining lease terms from 1 to 20 years
Unfavorable lease agreements	Remaining lease terms from 3 to 13 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
As of			Assets	Observable Inputs	Inputs
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2021	Equity securities with readily determinable fair value	2,589	2,589	—	—
2021	Available-for-sale debt securities	220	—	220	—
2021	Employee benefit plan assets	5	5	—	—

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
As of			Assets	Observable Inputs	Inputs
September 30,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2022	Equity securities with readily determinable fair value	1,615	1,615	—	—
2022	Available-for-sale debt securities	220	—	220	—
2022	Employee benefit plan assets	8	8	—	—
2022	Structured financial product	300	—	300	—

Schedule of assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable	Total
As of			Assets	Inputs	Inputs	Loss for
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)	the Year
2021	Property and equipment	33	—	—	33	24
2021	Operating lease right-of-use assets	88	—	—	88	48
2021	Intangible assets	2,556	—	—	2,556	245
2021	Long-term investment	—	—	—	—	63

			Fair Value Measurements at Reporting Date Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant	Total
			Identical	Observable	Unobservable	Loss for
As of			Assets	Inputs	Inputs	the Nine Months
September 30,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)	Ended
2022	Property and equipment	8	—	—	8	39
2022	Operating lease right-of-use assets	40	—	—	40	59
2022	Intangible assets	141	—	—	141	3

Schedule of share-based compensation expense recognized

	Nine Months Ended September 30,
	2021	2022
Hotel operating costs	32	29
Selling and marketing expenses	3	4
General and administrative expenses	59	44
Total	94	77